Document And Entity Information	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity Registrant Name	Excelerate Energy, Inc.
Entity Central Index Key	0001888447
Entity Emerging Growth Company	false
Securities Act File Number	001-41352
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2878691
Entity Address, Address Line One	2445 Technology Forest Blvd.
Entity Address, Address Line Two	Level 6
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	832
Local Phone Number	813-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	EE
Security Exchange Name	NYSE